Teachers Insurance and Annuity Association of America	Rachael Zufall
College Retirement Equities Fund	Associate General Counsel
8500 Andrew Carnegie Blvd	Advocacy & Oversight
Charlotte, NC 28075	704.988.4446 (tel)
704.988.1615 (fax)
rzufall@tiaa-cref.org

August 4, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

To Whom It May Concern:

          On behalf of the TIAA-CREF Funds (the “Funds”), we are attaching for filing Post Effective Amendment No. 35 to the above-captioned registration statement on Form N-1A (“Amendment No. 35”), including exhibits.

          Amendment No. 35 is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 (“1933 Act”), and it is proposed to become effective immediately upon filing. Pursuant to paragraph (b)(4) of Rule 485 under the 1933 Act, the undersigned represents that Amendment No. 35 does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

          The main purpose of Amendment No. 35 is to be the definitive filing launching two new series of the Funds: Emerging Markets Equity Fund and Emerging Markets Equity Index Fund. The prospectuses and SAI in Amendment No. 35 are blacklined against the original Rule 485(a) filing made for these new Funds on May 21, 2010.

          If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-4446.

Sincerely,

/s/ Rachael Zufall

Rachael Zufall